Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Deferred:
Federal			$ (2,433)	$ 57
Change in valuation allowance			2,433	(57)
Income tax expense	$ 0	$ 0	$ 0	$ 0